Note 5 (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Basic and diluted earnings per share [Table Text Block]
The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2023	2022 ⁽¹⁾	2021
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	8,019	6,358	4,653
Adjustment: Additional Tier 1 securities ⁽²⁾	(345)	(313)	(359)
Profit adjusted (millions of euros) (A)	7,675	6,045	4,293
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	7,675	6,045	4,014
Profit (loss) from discontinued operations (net of non-controlling interests) (B)	—	—	280
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding	5,988	6,424	6,668
Average treasury shares	(5)	(9)	(12)
Share buyback program ⁽³⁾	(28)	(225)	(255)
Adjusted number of shares - Basic earnings per share (C)	5,954	6,189	6,401
Adjusted number of shares - diluted earnings per share (D)	5,954	6,189	6,401
Earnings (losses) per share	1.29	0.98	0.67
Basic earnings (losses) per share from continuing operations (Euros per share) A-B/C	1.29	0.98	0.63
Diluted earnings (losses) per share from continuing operations (Euros per share) A-B/D	1.29	0.98	0.63
Basic earnings (losses) per share from discontinued operations (Euros per share) B/C	—	—	0.04
Diluted earnings (losses) per share from discontinued operations (Euros per share) B/D	—	—	0.04
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
(2) Remuneration in the year related to perpetual contingent convertible securities, recognized in equity (see Note 22.4).
(3) For the calculation of earnings per share: (i) in 2023 the average number of shares takes into account the two redemptions made corresponding to the shares buyback programs announced in that year; (ii) in 2022 the average number of shares takes into account the two redemptions made corresponding to the shares buyback program announced in that 2021; and (iii) in the year 2021, the average number of shares takes into account 112 million shares acquired under the shares buyback program and the estimated number of shares pending to be acquired under the first tranche as of December 31, 2021 (see Note 4).